Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures

A reconciliation of the beginning and ending balances of convertible debentures for the three months ended March 31, 2026 and year ended December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Balance as of beginning of period	$-	$9,976,000
Conversions of debt and accrued interest (1)	-	(10,755,398)
Accrual of interest	-	779,398
Balance as of end of period	$-	$-

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity during the year ended December 31, 2025 was $3,047,140 with $7,708,258 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.

A reconciliation of the beginning and ending balances of convertible debentures for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance as of beginning of period	$9,976,000	$8,937,666
Conversions of debt and accrued interest (1)	(10,755,398)	(4,718,705)
Accrual of interest	779,398	-
Extinguishment of debt discount	-	1,322,533
Amortization of debt discount	-	4,434,506
Balance as of end of period	$-	$9,976,000

(1)	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity during the years ended December 31, 2025 and 2024 was $3,047,140 and $3,189,575, respectively, with $7,708,258 and $824,427, respectively, recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.